Financial instruments - classification	12 Months Ended
Dec. 31, 2023
Financial instruments - classification
Financial instruments - classification

10 Financial instruments – classification

Financial instruments are contracts that give rise to a financial asset of one entity and a corresponding financial liability or equity instrument of a counterparty entity, such as cash, derivatives, loans, deposits and settlement balances. This note presents financial instruments classified in accordance with IFRS 9 – Financial Instruments.

Judgement: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgement in respect of business models and contractual cashflows.

-	The business model criteria is assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes: the portfolio’s policies and objectives; how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.
-	The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent solely payments of principal and interest (SPPI). A level of judgement is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for SPPI, including contingent and leverage features, non-recourse arrangements and features that could modify the time value of money.

For accounting policy information refer to Accounting policies 3.8, 3.9 and 3.11.

10 Financial instruments – classification continued

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	104,262	—	104,262
Trading assets	45,551	—	—	—	—	45,551
Derivatives (1)	78,904	—	—	—	—	78,904
Settlement balances	—	—	—	7,231	—	7,231
Loans to bank - amortised cost (2)	—	—	—	6,914	—	6,914
Loans to customers - amortised cost (3)	—	—	—	381,433	—	381,433
Other financial assets	703	5	28,699	21,695	—	51,102
Intangible assets	—	—	—	—	7,614	7,614
Other assets	—	—	—	—	8,760	8,760
Assets of disposal groups (4)	—	—	—	—	902	902
31 December 2023	125,158	5	28,699	521,535	17,276	692,673

Cash and balances at central banks	—	—	—	144,832	—	144,832
Trading assets	45,577	—	—	—	—	45,577
Derivatives (1)	99,545	—	—	—	—	99,545
Settlement balances	—	—	—	2,572	—	2,572
Loans to bank - amortised cost (2)	—	—	—	7,139	—	7,139
Loans to customers - amortised cost (3)	—	—	—	366,340	—	366,340
Other financial assets	787	—	16,973	13,135	—	30,895
Intangible assets	—	—	—	—	7,116	7,116
Other assets	—	—	—	—	9,176	9,176
Assets of disposal groups (4)	—	—	—	—	6,861	6,861
31 December 2022	145,909	—	16,973	534,018	23,153	720,053

10 Financial instruments – classification continued

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (5)	—	—	22,190	—	22,190
Customer deposits	—	—	431,377	—	431,377
Settlement balances	—	—	6,645	—	6,645
Trading liabilities	53,636	—	—	—	53,636
Derivatives (1)	72,395	—	—	—	72,395
Other financial liabilities (6)	—	2,888	52,201	—	55,089
Subordinated liabilities	—	237	5,477	—	5,714
Notes in circulation	—	—	3,237	—	3,237
Other liabilities (7)	—	—	748	4,454	5,202
31 December 2023	126,031	3,125	521,875	4,454	655,485

Bank deposits (5)	—	—	20,441	—	20,441
Customer deposits	—	—	450,318	—	450,318
Settlement balances	—	—	2,012	—	2,012
Trading liabilities	52,808	—	—	—	52,808
Derivatives (1)	94,047	—	—	—	94,047
Other financial liabilities (6)	—	2,377	46,730	—	49,107
Subordinated liabilities	—	345	5,915	—	6,260
Notes in circulation	—	—	3,218	—	3,218
Other liabilities (7)	—	—	1,205	4,141	5,346
31 December 2022	146,855	2,722	529,839	4,141	683,557

(1)	Includes net hedging derivatives assets of £114 million (2022 - £143 million) and net hedging derivatives liabilities of £270 million (2022 - £132 million).
(2)	Includes items in the course of collection from other banks of £255 million (2022 - £229 million).
(3)	Includes finance lease receivables of £8,731 million (2022 - £8,402 million).
(4)	Includes assets of disposal groups held at FVTPL of £841 million (2022 - £5,397 million). The portfolio is classified as level 3 in the fair value hierarchy.
(5)	Includes items in the course of transmission to other banks of £92 million (2022 - £242 million).
(6)

The carrying amount of customer deposits designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(7)	Includes lease liabilities of £670 million (2022 - £1,118 million), held at amortised cost.

Reclassification of mortgages from amortised cost to fair value through profit or loss

In June 2022 UBIDAC announced the cessation of new mortgage business to its customers. On 1 July 2022 UBIDAC mortgages in both its continuing and discontinued businesses were reclassified from amortised cost to fair value through profit or loss, reflecting the change in business model. We fair value these assets using a discounted cash flow method. Key inputs include assumptions about cash flows from legally binding sales agreements for those mortgage assets that form part of the assets of disposal groups. For details on material developments in assets and liabilities of disposals groups during the year, refer to Note 8.

The effect of the reclassification as at 1 July 2022 is shown below.

	Amortised cost	MFVTPL	Change in value
	£m	£m	£m
Amounts reclassified on balance sheet
Loans to customers (1)	587	606	19
Assets of disposal groups (2)	10,676	10,383	(293)
	11,263	10,989	(274)

(1)Change in value recognised in continuing operations.

(2)Change in value recognised in discontinued operations.

10 Financial instruments – classification continued

We originate loans that include features that change the contractual cash flows based on the borrower meeting certain contractually specified environmental, social and governance (ESG) targets. These are known as ESG-linked (or sustainability-linked) loans. As part of the terms of these loans, the contractual interest rate is reduced or increased if the borrower meets (or fails to meet) specific targets linked to the activity of the borrower, for example reducing carbon emissions, increasing the level of diversity at Board level, or achieving a sustainable supply chain. ESG features are first assessed to ascertain whether the adjustment to the contractual cash flows results in a de minimis exposure to risks or volatility in those contractual cash flows. If this is the case the classification of the loan is not affected. If the effect of the ESG feature is assessed as being more than de minimis, we apply judgement to ensure that the ESG features do not generate compensation for risks that are not in line with a basic lending arrangement. This includes, amongst other aspects, a review of the consistency of the ESG targets with the asset or activity of the borrower, and consideration of the targets within our risk appetite. Some of these loans are an integral part of our climate and sustainable funding and financing target disclosed on page 16 (exhibit 15.2).

The table below analyses financial assets forming a component of ESG-linked loans and other products with contractual terms that could change the timing or amount of cash flows.

	2023				2022
		Positive impact on	Negative impact on	Reduction in
	Carrying value	product margin	product margin	cash flows	Carrying value
	£bn	bps	bps	£m	£bn
Sustainability-linked loans	6.5	3.2	3.9	2.5	5.0
Other products	16.1	—	—	—	8.9
Lending subject to performance triggers	22.6			2.5	13.9

Additional information on finance lease receivables

The following table shows the reconciliation of undiscounted finance lease receivables to net investment in finance leases which are presented under Loans to customers-amortised cost on the balance sheet.

	2023	2022
	£m	£m
Amount receivable under finance leases
Within 1 year	3,340	3,235
1 to 2 years	2,358	2,254
2 to 3 years	1,625	1,388
3 to 4 years	900	833
4 to 5 years	388	411
After 5 years	1,079	1,130
Total lease payments	9,690	9,251
Unguaranteed residual values	169	171
Future drawdowns	(12)	(13)
Unearned income	(1,025)	(889)
Present value of lease payments	8,822	8,520
Impairments	(91)	(118)
Net investment in finance leases	8,731	8,402

10 Financial instruments – classification continued

Financial instruments – financial assets and liabilities that can be offset

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after netting	Instruments
				netting			agreements and	outside
		IFRS	Balance	and similar	Cash	Securities	effect of	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	99,023	(20,597)	78,426	(60,355)	(12,284)	(3,408)	2,379	478	78,904
Derivative liabilities	95,734	(23,869)	71,865	(60,355)	(6,788)	(1,663)	3,059	530	72,395
Net position (1)	3,289	3,272	6,561	—	(5,496)	(1,745)	(680)	(52)	6,509

Trading reverse repos	39,573	(16,257)	23,316	(664)	—	(22,461)	191	378	23,694
Trading repos	42,442	(16,257)	26,185	(664)	—	(25,520)	1	717	26,902
Net position	(2,869)	—	(2,869)	—	—	3,059	190	(339)	(3,208)

Non trading reverse repos	37,477	(9,646)	27,831	(5)	—	(27,826)	—	80	27,911
Non trading repos	23,605	(9,646)	13,959	(5)	—	(13,954)	—	3	13,962
Net position	13,872	—	13,872	—	—	(13,872)	—	77	13,949

2022
Derivative assets	117,606	(18,730)	98,876	(77,365)	(14,079)	(4,571)	2,861	669	99,545
Derivative liabilities	115,177	(22,111)	93,066	(77,365)	(9,761)	(1,185)	4,755	981	94,047
Net position (1)	2,429	3,381	5,810	—	(4,318)	(3,386)	(1,894)	(312)	5,498

Trading reverse repos	35,612	(14,510)	21,102	(2,445)	—	(18,458)	199	435	21,537
Trading repos	33,767	(14,510)	19,257	(2,445)	—	(16,812)	—	4,483	23,740
Net position	1,845	—	1,845	—	—	(1,646)	199	(4,048)	(2,203)

Non trading reverse repos	25,630	(5,702)	19,928	—	—	(19,928)	—	98	20,026
Non trading repos	16,977	(5,702)	11,275	—	—	(11,275)	—	—	11,275
Net position	8,653	—	8,653	—	—	(8,653)	—	98	8,751

(1)	Net IFRS offset balance of £3,272 million (2022 - £3,381 million)relates to variation margin netting reflected on other balance sheet lines.